Inventories (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 29, 2020	Mar. 31, 2019	Mar. 31, 2018
Components of inventory [Abstract]
Raw materials	$ 61.5	$ 45.7
Work in progress	19.4	19.0
Finished goods	331.4	202.6
Total inventories at the lower of cost and net realizable value	412.3	267.3
Components of cost of sales [Abstract]
Cost of goods manufactured	352.4	309.0	$ 238.7
Depreciation and amortization	12.4	4.7	4.9
Cost of sales	$ 364.8	$ 313.7	$ 243.6